Prospectus

Independence One /R/

Mutual Funds

Independence One /R/ Mutual Funds offers eight portfolios, including three equity funds, two income funds and three money market funds. This prospectus relates to Class A Shares of Independence One Equity Plus Fund.

Independence One Equity Plus Fund

Class A Shares

May 1, 2000

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense. For more information about any of the Independence One /R/ Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

Independence One /R/ Mutual Funds

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Contents
Fund Goals, Strategies, Performance and Risk	1
Principal Risks of the Fund	1
What are the Fund’s Fees and Expenses?	3
Principal Securities in Which the Fund Invests	5
Specific Risks of Investing in the Fund	5
What do Shares Cost?	6
How is the Fund Sold?	7
How to Purchase Shares	8
How to Redeem and Exchange Shares	9
Account and Share Information	12
Who Manages the Fund?	13
Financial Information	15

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Fund Goals,
Strategies, Performance
and Risk

[Graphic Representation Omitted - See Appendix]

The following describes the investment goals, strategies, and principal risks of the Fund. There can be no assurance that the Fund will achieve its goal.

Independence One Equity Plus Fund

Goal: Seeks to provide total return.

The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy: The Fund pursues its investment objective by investing primarily in the common stocks that comprise the Standard & Poor’s Composite Stock Price Index (“S&P 100”), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P 100.

The S&P 100 is a market capitalization-weighted index of 100 common stocks from a broad range of industries. The S&P 100 provides a measure of overall large company performance because the stocks selected for inclusion tend to be the leading companies in leading industries in the US economy. Selection criteria include total market value of an issuer's outstanding shares (market capitalization), trading activity and liquidity of the issuer's shares, and the issuer’s financial and operating soundness.

Normally at least 80% of the Fund’s assets will be invested to correspond as closely as possible to the relative weighting of the S&P 100 in order to attempt to achieve a high degree of correlation between the performance of the Fund’s portfolio and that of the S&P 100. The remaining 20% of the Fund’s assets will normally also be invested in stocks that are included in the S&P 100, but the Fund’s position in such stocks may be greater (overweighted) compared to such stocks’ weightings in the S&P 100. These weightings will be determined by the Fund’s Adviser and Subadviser in an effort to exceed the total return performance of the S&P 100.

Principal Risks
of the
Fund

[Graphic Representation Omitted - See Appendix]

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund’s return is:

Stock Market Risks

The value of equity securities rise and fall.

The Shares offered by this prospectus are not deposits or obligations of any bank including Michigan National Bank, and are not endorsed or guaranteed by the US government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Independence One Equity Plus Fund Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

Calendar Year End

The total returns shown here are for Trust Shares which is another class of shares offered by Independence One Equity Plus Fund. Trust Shares are not offered in this prospectus for the Fund’s Class A Shares. The total returns for Trust Shares are disclosed for illustrative purposes because Class A Shares have not commenced operations. These total returns would be substanially similar to the annual returns for Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of Trust Shares.

The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-end basis.

The Fund’s Trust Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund’s highest quarterly return was 22.05% (quarter ended December 31, 1998). Its lowest quarterly return was (10.63%) (quarter ended September 30, 1998).

Independence One Equity Plus Fund Average Annual Total Return Table

The following table represents the Fund’s Trust Shares’ Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund’s Trust Shares’ total returns averaged over a period of years relative to the Standard & Poor’s 100 Composite Stock Price Index (S&P100), a broad based market index. Total returns for the index shown does not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period	Trust Shares[1]	S&P 100

1 Year	25.73%	32.42%
Start of Performance[2]	27.25%	30.00%


1 The Fund’s Trust Shares total returns have been adjusted to reflect the sales charge and expenses applicable to Class A Shares. The adjustment shows the total returns you would have received if Class A had existed over the calculation period.

2 The Fund’s Trust Shares start of performance date was September 25, 1995.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

What are the
Fund’s
Fees and Expenses?

[Graphic Representation Omitted - See Appendix]

Independence One Equity Plus Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends(and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)1 Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee[2]	0.40%
Distribution (12b-1) Fee	0.25%
Shareholder Services Fee	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.85%

1 Although not contractually obligated to do so, the Adviser will waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2001.

Total Waiver of Fund Expenses	0.10%
Total Actual Annual Fund Operating Expenses (after waiver)	0.75%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee the Fund expects to pay (after the voluntary waiver) will be 0.30% for the fiscal year ending April 30, 2001.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$483	$660	$852	$1,407

Principal
Securities in
Which the
Fund Invests

[Graphic Representation Omitted - See Appendix]

Equity Securities

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business.

The following describes the principal types of equity securities in which the Fund may invest.

Common Stocks

The Fund may invest in common stocks. Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings may influence the value of its common stock.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Specific Risks
of Investing
in the Fund

[Graphic Representation Omitted - See Appendix]

Stock Market Risks

  The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s share price may decline.
   The Adviser attempts to manage market risk by limiting the amount that the Fund may invest in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

What Do
Shares Cost?

[Graphic Representation Omitted - See Appendix]

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Shares of the Fund are sold at net asset value (NAV). When the Fund receives your transaction request in proper form, it is processed at the next calculated NAV plus any applicable front-end sales charge (public offering price). Investors who purchase, redeem or exchange through a financial intermediary may be charged a service fee by that financial intermediary. Financial intermediaries are authorized to accept purchase and redemption orders from their customers on behalf of the Fund. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available.

Class A Shares are sold at NAV plus a front-end sales charge as follows:

Sales Charge When You Purchase

Class A Shares Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $750,000	1.75%	1.78%
$750,000 but less than
$1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%

The minimum initial investment is $1,000. Subsequent investments must be in the amounts of at least $100.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:

  – by you, your spouse, and your children under age 21; or

  – of the same share class of two or more Independence One Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or lesser amount;
  by exchanging shares from the same share class of another Independence One Fund (other than a money market fund);
  on Shares purchased through entities having no transaction fee agreements with Michigan National;
  through investment professionals that receive no portion of the sales charge; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge as described above, you or your investment professional should notify the Fund’s Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

How is the
Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares and Trust Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares. Each Share class has different sales charges and other expenses, which affect its performance. Contact your investment professional or call 1-800-334-2292 for more information concerning the other class.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions, corporations, fiduciaries and individuals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Rule 12B-1 Plan (Class A Shares)

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund’s Class A Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to
Purchase
Shares

[Graphic Representation Omitted - See Appendix]

You may purchase Shares through Michigan National Bank and Independence One Brokerage Services, Inc. (“Independence One”), or through brokers or dealers which have a sales agreement with the Distributor. The Fund reserves the right to reject any request to purchase or exchange Shares.

[Graphic Representation Omitted - See Appendix]

Through an Investment Professional

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the public offering price if the investment professional forwards the order to the Fund before 5:00 p.m. on the same day and the Fund receives payment within three business days.

[Graphic Representation Omitted - See Appendix]

Through Michigan National Bank or Independence One

  Establish your account with the Fund by calling toll free 1-800-334-2292; and
  Send your payment to the Fund by Federal Reserve wire or check.

Orders must be received by 4:00 (Eastern time) in order for Shares to be purchased at that day’s price. For Shares purchased directly from the Distributor, payment by wire or check must be received within three business days.

[Graphic Representation Omitted - See Appendix]

By Wire

Place your order with an investment professional or call 1-800-334-2292 and send your wire to:

Federated Shareholder Services Company
c/o Michigan National Bank
Farmington Hills, MI Dollar Amount of Wire
For Credit to: Independence One Equity Plus Fund–Class A Shares
Account Number: 6856238933
ABA Number: 072000805
Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

[Graphic Representation Omitted - See Appendix]

By Check

Make your check payable to “Independence One Equity Plus Fund–Class A Shares,” note your account number on the check, and mail it to:

Independence One Mutual Funds
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

Payment should be made in U.S. dollars and drawn on a US bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or the Fund).

Through an Exchange

You may purchase Shares through an exchange from Class A Shares of Independence One Fixed Income Fund, Class K Shares of Independence One Prime Money Market Fund and Shares of Federated Michigan Intermediate Municipal Trust. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

[Graphic Representation Omitted - See Appendix]

By Systematic Investment Program

Once you have opened an account, you may automatically purchase additional Shares on a regular basis in a minimum amount of $100. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

By Automated Clearing House (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

Retirement Investments

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to
Redeem and
Exchange
Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  through Michigan National Bank or Independence One.

[Graphic Representation Omitted - See Appendix]

Through an Investment Professional

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

[Graphic Representation Omitted - See Appendix]

Through Michigan National Bank or Independence One

By Telephone

You may redeem or exchange Shares by calling 1-800-334-2292 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

[Graphic Representation Omitted - See Appendix]

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund through Michigan National Bank, Independence One or an authorized broker. Shareholders redeeming or exchanging through an authorized broker should mail requests directly to the broker. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Redemption or exchange requests through Michigan National Bank or Independence One should be sent to:

Independence One /R/ Mutual Funds
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

All requests must include:

  Fund Name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

Redemptions from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchange Privileges

You may exchange Shares of the Fund into Class A Shares of Independence One Fixed Income Fund, Class K Shares of Independence One Prime Money Market Fund and Shares of Federated Michigan Intermediate Municipal Trust. Shareholders of the Fund have access to these funds (“participating funds”) through an exchange program.

To execute an order to exchange, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund’s management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other participating funds.

[Graphic Representation Omitted - See Appendix]

Systematic Withdrawal Program

Shareholders may automatically redeem Shares in an amount directed by the shareholder on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. To apply for participation in this program, contact Michigan National Bank at 1-800-334-2292. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

[Graphic Representation Omitted - See Appendix]

Additional Conditions

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Account and
Share
Information

Share Certificates

The Fund does not issue share certificates.

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Dividends and Capital Gains

The Fund declares and pays dividends quarterly. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

Tax Information

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who
Manages the
Fund?

[Graphic Representation Omitted - See Appendix]

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Michigan National Bank. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan, 48333-9065.

The Adviser has delegated daily management of some of the Fund’s assets to a Sub-Adviser, Sosnoff Sheridan Weiser Corporation (doing business as Sosnoff Sheridan Group), who is paid by the Adviser and not by the Fund. Sosnoff Sheridan Weiser Corporation is controlled by

Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary. The Corporation’s address is 440 South LaSalle Street, Suite 2301, Chicago, Illinois 60605.

Michigan National Bank, a national banking association, is a wholly owned subsidiary of Michigan National Corporation (“MNC”). MNC is a wholly owned subsidiary of National Australia Bank Limited, which is a transnational banking organization, headquartered in Melbourne, Australia. Through its subsidiaries and affiliates, MNC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation (“IOCM”), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division of Michigan National Bank (the “Trust Division”) have managed custodial assets totaling $9 billion. Of this amount, IOCM and the Trust Division have investment discretion over $1.7 billion.

Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.

Sharon Dischinger is the portfolio manager of the Fund. Ms. Dischinger is Second Vice President and Portfolio Manager for Michigan National Bank and Independence One Capital Management Corporation in Farmington Hills, and has been responsible for management of the Equity Plus Fund since its inception. Ms. Dischinger joined Michigan National in 1990 and is currently the head equity trader. She is also a General Securities Representative. Prior to joining Michigan National, Ms. Dischinger was the head equity trader at Morison Asset Management. Ms. Dischinger is responsible for the supervision of Sosnoff Sheridan Weiser Corporation’s management of the Equity Plus Fund and Small Cap Fund portfolios.

Advisory Fees

The Adviser receives an annual investment advisory fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse certain operating expenses of the Fund.

Standard & Poor’s

“Standard & Poor’s /R/,” “S&P /R/,” and “S&P 100 /R/,” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Michigan National Bank. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor’s (“S&P”).

S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Standard & Poor’s 100 Index (“S&P 100 Index”) to track general stock market performance. S&P’s only relationship to Michigan National Bank (the “Licensee”) is the licensing of certain trademarks and trade names of S&P, and S&P 100 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN.

WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Financial Information

[Graphic Representation Omitted - See Appendix]

Financial Highlights

The Fund’s fiscal year end is April 30. As this is the Fund’s Class A Shares first fiscal year, financial information is not yet available.

A Statement of Additional Information (SAI) dated May 1, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Trust Shares Semi-Annual Report and will be contained in the Class A Shares Annual Report as soon as it becomes available. The Annual Report’s Management Discussion & Analysis discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain the SAI, the Annual Report, Semiannual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-334-2292.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Independence One /R/

Mutual Funds

Independence One
Equity Plus Fund

Class A Shares

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752
Cusip 453777799 25335
Federated Securities Corp., Distributor

[Graphic Representation Omitted - See Appendix]

[Graphic Representation Omitted - See Appendix]

Investment Adviser

                          INDEPENDENCE ONE MUTUAL FUNDS

                        INDEPENDENCE ONE EQUITY PLUS FUND

                                 CLASS A SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                               MAY 1, 2000

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the Class A Share prospectus of the Independence One
Equity Plus Fund dated  May 1, 2000.

Obtain the prospectus without charge by calling 1-800-334-2292.

    CONTENTS

=======================================================================================

    ADDRESSES....................................................BACK COVER

    Federated Securities Corp., Distributor,
    subsidiary of Federated Investors, Inc.
    25337  (5/00)

HOW IS THE FUND ORGANIZED?

=======================================================================================

Independence One Mutual Funds (Trust) is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 9, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers eight portfolios: Independence One Prime Money Market Fund (Class K Shares and Class Y
Shares), Independence One U.S. Treasury Money Market Fund (Class K Shares) and
Independence One Michigan Municipal Cash Fund (Class K Shares) (the "Money
Market Funds"); Independence One U.S. Government Securities Fund (Class K
Shares) and Independence One Fixed Income Fund (Class A Shares, Class B Shares
and Trust Shares) (the "Income Funds"); and Independence One Equity Plus Fund
(Class A Shares, Class B Shares and Trust Shares), Independence One Small Cap
Fund (Class Y Shares) and Independence One International Equity Fund (Class Y
Shares) (the "Equity Funds"). This SAI relates to Class A Shares of Independence
One Equity Plus Fund only.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

The following tables indicate which types of securities are a: o P = PRINCIPAL investment of the Fund; o A = ACCEPTABLE (but not principal) investment of the
Fund; or o N = NOT AN ACCEPTABLE investment of the Fund.

------------------------------------
SECURITIES               EQUITY
                         PLUS FUND

------------------------------------
COMMON STOCKS                P
------------------------------------
PREFERRED STOCKS             N
------------------------------------
WARRANTS                     N
------------------------------------
------------------------------------
WORLD EQUITY BENCHMARK       N
SHARES

------------------------------------
------------------------------------
OPTIMIZED PORTFOLIOS AS      N
LISTED SECURITIES

------------------------------------
------------------------------------
TREASURY SECURITIES          A
------------------------------------
------------------------------------
AGENCY SECURITIES            A
------------------------------------
------------------------------------
CORPORATE DEBT               A
SECURITIES
------------------------------------
------------------------------------
COMMERCIAL PAPER             A
------------------------------------
------------------------------------
DEMAND INSTRUMENTS           A
------------------------------------
------------------------------------
MUNICIPAL SECURITIES         N
------------------------------------
------------------------------------
MORTGAGE BACKED              N
SECURITIES

------------------------------------
------------------------------------
COLLATERALIZED MORTGAGE      N
OBLIGATIONS

------------------------------------
------------------------------------
ASSET BACKED SECURITIES      N

------------------------------------
------------------------------------
ZERO COUPON SECURITIES       N

------------------------------------
------------------------------------
BANK INSTRUMENTS             A
------------------------------------
------------------------------------
CREDIT ENHANCEMENT           N
------------------------------------
------------------------------------
CONVERTIBLE SECURITIES       N

------------------------------------
------------------------------------
TAX EXEMPT SECURITIES        N
------------------------------------
------------------------------------
GENERAL OBLIGATION BONDS     N

------------------------------------
------------------------------------
SPECIAL REVENUE BONDS        N
------------------------------------
------------------------------------
PRIVATE ACTIVITY BONDS       N

------------------------------------
------------------------------------
MUNICIPAL NOTES              N
------------------------------------
------------------------------------
VARIABLE RATE DEMAND         N
INSTRUMENTS

------------------------------------
------------------------------------
MUNICIPAL LEASES             N
------------------------------------
------------------------------------
FOREIGN SECURITIES           N
------------------------------------
------------------------------------
FOREIGN EXCHANGE             N
CONTRACTS

------------------------------------
------------------------------------
FOREIGN GOVERNMENT           N
SECURITIES

------------------------------------
------------------------------------
DERIVATIVES                  A
                         -----------
------------------------------------
FUTURES CONTRACTS (5)        A
------------------------------------
------------------------------------
OPTIONS  (6)                 A
------------------------------------
------------------------------------
REPURCHASE AGREEMENTS        A

------------------------------------
------------------------------------
REVERSE REPURCHASE           A
AGREEMENTS

------------------------------------
------------------------------------
DELAYED DELIVERY             N
TRANSACTIONS (7)

------------------------------------
------------------------------------
SECURITIES LENDING           A
------------------------------------
------------------------------------
INVESTING IN SECURITIES      A
OF OTHER INVESTMENT
COMPANIES

------------------------------------

---------------------------------------------------------------------------------------

1. The value of futures contracts will not exceed 20% of the Equity Plus Fund's total assets. The Equity Plus Fund will not enter into futures contracts and options on futures contracts, for purposes other than "bona fide hedging" as defined in regulations adopted by the Commodity Futures Trading Commission for which aggregate initial margin and premiums paid for unexpired options exceed 5%
of the fair market value of the Fund's total assets.

2. The Equity Plus Fund will not purchase options to the extent that more than
5% of the value of the Fund's total assets would be invested in premiums on open option positions.

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

   COMMON STOCKS

   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

   TREASURY SECURITIES

   Treasury securities are direct obligations of the federal government of the
   United States. Treasury securities are generally regarded as having the lowest credit risks.

   AGENCY SECURITIES

   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
   United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few
   GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgages.

   CORPORATE DEBT SECURITIES

   Corporate debt securities are fixed income securities issued by businesses.
   Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
   securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

      COMMERCIAL PAPER

      Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

      DEMAND INSTRUMENTS

      Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank   instruments  are  unsecured   interest   bearing   deposits  with  banks.   Bank
instruments  include  bank  accounts,  time  deposits,   certificates  of  deposit  and
banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S.  branches of foreign  banks.  Eurodollar  instruments  are  denominated in U.S.
dollars and issued by non-U.S. branches of U.S. or foreign banks.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks.
OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

   FUTURES CONTRACTS

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

   The Fund may buy and sell stock index futures contracts, financial futures and futures on portfolio securities.

   OPTIONS

   Options are rights to buy or sell an underlying asset for a specified price
   (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Fund may:

   Buy call options on portfolio securities and on stock index and financial futures contracts in anticipation of an increase in the value of the underlying asset;

   Buy put options on portfolio securities and on stock index and financial futures contracts in anticipation of a decrease in the value of the underlying asset; and

   Buy or write options to close out existing options positions.

   The Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

SPECIAL TRANSACTIONS

   REPURCHASE AGREEMENTS

   Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agree to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to counterparty risks.

   REVERSE REPURCHASE AGREEMENTS

   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to counterparty risks.

   SECURITIES LENDING

   The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Fund or the borrower.
   The Fund will not have the right to vote on securities while they are on loan, but they will terminate a loan in anticipation of any important vote.
   The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to market risks and counterparty risks. These transactions create leverage risks.

   ASSET COVERAGE

   In order to secure their obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the
   Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's risks are described below.

STOCK MARKET RISKS

o  The value of equity securities in a Fund's portfolio will rise and fall.
   These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

o  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

   The Fund will not sell any securities short or purchase any securities on margin but may obtain such short- term credits as may be necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

   The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of the Fund's total assets are outstanding.

CONCENTRATION OF INVESTMENTS

   The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

UNDERWRITING

   The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

   The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

PLEDGING ASSETS

   The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For the purpose of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities.

INVESTING IN REAL ESTATE

   The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR COMMODITY FUTURES CONTRACTS

   The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving futures contracts and related options.

DIVERSIFICATION OF INVESTMENTS

   With respect to securities comprising 75% of the value of its assets, the
   Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

---------------------------------------------------------------------------------------
The above Investment Limitations cannot be changed unless authorized by the
"vote of a majority of its outstanding voting securities," as defined by the
Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board of Trustees (Board) without shareholder approval.
Shareholders will be notified before any material change in these limitations becomes effective.

---------------------------------------------------------------------------------------

INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

   The Fund will not invest more than 15% of the value of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable fixed time deposits with maturities over seven days.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

   The Fund can acquire up to 3 % of the total outstanding stock of other investment companies, and may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.
   The Fund will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of the Fund's shares does not include a sales charge exceeding
   1 1/2%.

   However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

   It should be noted that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

INVESTING IN PUT OPTIONS

   The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the
   Fund's total assets would be invested in premiums on open put option positions.

WRITING COVERED CALL OPTIONS

   The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

PURCHASING SECURITIES TO EXERCISE CONTROL

   The Fund will not purchase securities of a company for purpose of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

      for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

      in the absence of recorded  sales for equity  securities,  according  to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o  futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
   Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

      for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

      for all  other  securities  at fair  value  as  determined  in good  faith by the
  Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

=======================================================================================
You can purchase, redeem or exchange Fund shares any day the New York Stock
Exchange (NYSE) is open. The Fund's net asset value (NAV) per Shares fluctuates and is based on the market value of all securities and other assets of the Fund.
The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more
Independence One Funds in calculating the applicable sales charge.

LETTER OF INTENT - CLASS A SHARES

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

HOW IS THE FUND SOLD?

=======================================================================================
Under the Distributor's  Contract with the Fund, the Distributor  (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CLASS A SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers)
for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Fund may compensate the
Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule
12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor (these fees do not come out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell;
the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.


EXCHANGING SECURITIES FOR FUND SHARES

=======================================================================================
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as they value their assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

=======================================================================================
Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

=======================================================================================
Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

=======================================================================================
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

=======================================================================================

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of March 31, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Trust Shares:

Pierson & Co., Farmington Hills, MI, owned approximately10,417,964 Trust Shares
(80.49%) and

Fidelity Investments  Institutional  Operations Co. Inc., owned approximately 2,074,069
Trust Shares (15.50%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

=======================================================================================

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

=======================================================================================

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of eight funds.

of March 31, 2000, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act. A pound sign (#) denotes a Member of the Board's
Executive Committee, which handles the Board's responsibilities between its meetings.

NAME

BIRTH DATE                                                     AGGREGATE
ADDRESS               PRINCIPAL OCCUPATIONS                    ------------
--------------------  FOR PAST FIVE YEARS                      COMPENSATION
POSITION WITH TRUST                                            ------------
                                                               FROM TRUST

ROBERT E. BAKER       Retired; formerly, Vice Chairman,             $16,000
--------------------  Chrysler Financial Corporation.
Birth Date: May 6,
1930

4327 Stoneleigh
Road
Bloomfield Hills,

MI
 TRUSTEE

---------------------------------------------------------------------------
HAROLD BERRY          Managing Partner, Berry Enterprises;          $16,000
Birth Date:           Chairman, Independent Sprinkler
September 17, 1925    Companies, Inc.; Chairman, Berry
290 Franklin Center   Ziegelman & Company.
29100 Northwestern
Highway

Southfield, MI

TRUSTEE

---------------------------------------------------------------------------
NATHAN FORBES*        President, Forbes/Cohen Properties,           $16,000
Birth Date:           President and Partner, The Forbes
December 5, 1962      Company.
1945 Long Point
Drive

Bloomfield Hills, MI

TRUSTEE

---------------------------------------------------------------------------
HARRY J.              Chairman, Nederlander Enterprises.            $16,000
NEDERLANDER#
Birth Date:

September 5, 1917
231 S. Old
Woodward, Suite 219
Birmingham, MI
TRUSTEE

--------------------  ---------------------------------------  ------------
THOMAS S. WILSON#     President and Executive Administrator         $16,000
Birth Date: October   of the Detroit Pistons; President and
8, 1949               CEO, Palace Sports Entertainment.
Two Championship
Drive
Auburn Hills, MI

TRUSTEE

-------------------------------------------------------------  ------------
EDWARD C. GONZALES    President, Executive Vice President                $0
--------------------  and Treasurer of some of the Funds in
Birth Date: October   the Federated Fund Complex; Vice
22, 1930              Chairman, Federated Investors, Inc.;
Federated Investors   Trustee, Federated Administrative
Tower                 Services;     formerly: Trustee or
1001 Liberty Avenue   Director of some of the Funds in the
Pittsburgh, PA        Federated Fund Complex; CEO and
PRESIDENT AND         Chairman, Federated Administrative
TREASURER             Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.
---------------------------------------------------------------------------
JEFFREY W. STERLING   Treasurer of the Federated Fund                    $0
Birth Date:           Complex; Vice President - Funds
February 5, 1947      Financial Services Division, Federated
Federated Investors   Investors, Inc.; formerly: various
Tower                 management positions within Funds
1001 Liberty Avenue   Financial Services Division of
Pittsburgh, PA        Federated Investors, Inc.
VICE PRESIDENT AND
ASSISTANT TREASURER
---------------------------------------------------------------------------
C. GRANT ANDERSON     Corporate Counsel, Federated                       $0
--------------------  Investors, Inc.
Birth Date:
November 6, 1940
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA

SECRETARY

----------------------------------------------------------------------------

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal years ended April 30, 1999, 1998 and 1997, the Trust Shares of the Equity Plus Fund paid total brokerage commissions of $56,051 $20,319 and
$26,727, respectively.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative
Services provides these at the following annual rate of the average aggregate daily net assets of the Trust as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY NET ASSETS OF THE ADMINISTRATIVE FEE TRUST 0.150
of 1% on the first $250 million 0.125 of 1% on the next $250 million 0.100 of 1%
on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least $50,000 per portfolio. Federated Administrative Services may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

---------------------------------------------------------------------------------------

Federated Administrative Services also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on the Fund's assets plus out-of-pocket expenses.

CUSTODIAN

Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Michigan
National Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, KPMG LLP, plans and performs their audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatements.

FEES PAID BY THE FUND FOR SERVICES

-------------------------------------------------------------------------------------------
                     ADVISORY FEE PAID/        SUB-ADVISORY FEE      ADMINISTRATIVE FEE

TRUST SHARES         ADVISORY FEE WAIVED             PAID/                  PAID/
                                               SUB-ADVISORY FEE      ADMINISTRATIVE FEE
                                                    WAIVED                 WAIVED

                                             ----------------------------------------------
                 --------------------------------------------------------------------------
                  FOR THE FISCAL YEAR ENDED   FOR THE FISCAL YEAR    FOR THE FISCAL YEAR
                          APRIL 30,                  ENDED                  ENDED
                                                   APRIL 30,              APRIL 30,
                 --------------------------------------------------------------------------
                 --------------------------------------------------------------------------
                   1999     1998     1997     1999   1998    1997    1999    1998    1997
-------------------------------------------------------------------------------------------
                 $946,337/$758,348/$588,469/ $85,083$65,680/$50,260$241,610/$202,102$160,370/
EQUITY PLUS FUND $259,906 $284,380 $262,493         $0      $0     $0       $80,996 $88,264
-------------------------------------------------------------------------------------------

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

=======================================================================================
The Fund may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The yield and effective yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

 PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o     references to ratings,  rankings,  and financial  publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information  about the mutual fund industry  from sources such as the  Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS, STANDARD & POOR'S 100 INDEX
  AND STANDARD & POOR'S SMALLCAP 600 COMPOSITE STOCK PRICE INDEX, which are composite indices of common stocks in industry, transportation, and financial and public utility companies, can be compared to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the
  Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in the maximum offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking and category in advertising and sales literature.

o MORNINGSTAR, INC. is an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000
  NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

=======================================================================================

ADDRESSES

INDEPENDENCE ONE MUTUAL FUNDS

EQUITY PLUS FUND

Class A Shares

5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Michigan National Bank
27777 Inkster Road

Mail Code 10-30
Farmington Hills, Michigan 48333-9065

INVESTMENT SUB-ADVISER

Sosnoff Sheridan Weiser Corporation
440 South LaSalle Street

Suite 2301
Chicago, Illinois 60605

CUSTODIAN

Michigan National Bank
27777 Inkster Road

Mail Code 10-30
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS

KPMG LLP

99 High Street
Boston, MA 02110-2371

                                                                      Cusip 453777 79 9

Prospectus

[Graphic Representation Omitted See Appendix]

Independence One/R/

Mutual Funds

Independence One/R/ Mutual Funds offers eight portfolios, including three equity funds, two income funds and three money market funds. This prospectus relates to Class A Shares and Class B Shares of Independence One Fixed Income Fund.

Independence One
Fixed Income Fund

Class A Shares
Class B Shares

May 1, 2000

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense. For more information about any of the Independence One/R/ Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

[Graphic Representation Omitted - See Appendix]

Independence One/R/ Mutual Funds

[Graphic Representation Omitted See Appendix]

Contents

Fund Goals, Strategies, Performance and Risk	1
Principal Risks of the Fund	1
What are the Fund’s Fees and Expenses?	4
Principal Securities in Which the Fund Invests	5
Specific Risks of Investing in the Fund	8
What Do Shares Cost?	10
How is the Fund Sold?	13
How to Purchase Shares	13
How to Redeem and Exchange Shares	15
Account and Share Information	18
Who Manages the Fund?	19
Financial Information	20

Fund Goals, Strategies, Performance and Risk

[Graphic Representation Omitted - See Appendix]

The following describes the investment goals, strategies, and principal risks of the Fund. There can be no assurance that the Fund will achieve its goal.

Independence One Fixed Income Fund

Goal: Seeks to provide total return.

Strategy: The Fund pursues its investment objective by investing at least 65% of its assets in a diversified portfolio of fixed income securities con- sisting primarily of corporate obligations rated A or higher by a national rating agency; U.S. government securities; and mortgage backed and asset backed securities.

The Fund will attempt to deliver share price and/or income performance in excess of the bond market, in general, as measured by such broad indices as the Lehman Brothers Intermediate Government/Corporate Bond Index. The Fund currently expects to maintain an average dollar- weighted maturity of between 3 and 8 years, although securities of longer or shorter maturities may be purchased.

In an effort to manage the Fund’s total return, the Adviser attempts to anticipate the opportunities and risks of changes in market interest rates. When the Adviser expects that market interest rates may decline, it may extend the average maturity of the Fund’s portfolio, and when, in the Adviser’s judgment, market interest rates may rise, it may shorten the average maturity of the Fund. The Adviser may also attempt to improve the Fund’s total return by weighing the relative value of the various types of fixed income securities having similar maturities in selecting portfolio securities.


Principal Risks of the Fund


[Graphic Representation Omitted - See Appendix]

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The pri- mary factors that may reduce the Fund’s return are:

Credit Risks

There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

Call Risks

The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

Prepayment Risks

When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mort- gage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank including Michigan National Bank, and are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Independence One Fixed Income Fund Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

Calendar Year End


The total returns shown here are for Trust Shares which is another class of shares offered by Independence One Fixed Income Fund. Trust shares are not offered in this prospectus for the Fund’s Class A and B Shares. The total returns for Trust Shares are disclosed for illustrative purposes because Class A and Class B Shares have not commenced operations. These total returns would be substantially similar to the annual returns for Class A and Class B Shares over the same period and would differ only to the extent that the three classes do not have the same expenses. It is anticipated that expenses of Class A and B Shares will exceed those of Trust Shares.

The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-end basis.

The Fund’s Trust Shares shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value. Within the period shown in the Chart, the Fund’s Trust Shares highest quarterly return was 4.27% (quarter ended September 30, 1998). Its lowest quarterly return was (0.97%) (quarter ended March 31, 1996).


Independence One Fixed Income Fund Average Annual Total ReturnTable


The following table represents the Fund’s Trust Shares Average Annual Total Returns for the calendar period ended December 31, 1999.

The table shows the Fund’s total returns averaged over a period of years relative to the Lehman Brothers Intermediate Government/Corporate Bond Index (LBIGCBI), a broad based market index. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Trust Shares[1]	Trust Shares[2]	LBIGCBI

1 Year	(4.50%)	(6.27%)	0.39%
Start of Performance[3]	3.66%	1.98%	5.77%

1 The Fund’s Trust Shares total returns have been adjusted to reflect the sales charge and expenses applicable to Class A Shares. The adjustment shows the total returns you would have received if Class A Shares had existed over the calculation period.

2 The Fund’s Trust Shares total returns have been adjusted to reflect the CDSC and expenses applicable to Class B Shares. The adjustment shows the total returns you would have received if Class B Shares had existed over the calculation period.


3 The Fund’s Trust Shares start of performance date was October 23, 1995. Past performance does not necessarily predict future performance. This information pro- vides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

What are the Fund’s Fees and Expenses?

[Graphic Representation Omitted - See Appendix]

Independence One/R/ Fixed Income Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A and B Shares.


Shareholder Fees
Fees Paid Directly from Your Investment	Class A	Class B
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	4.00%	None
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, as applicable)	None	5.00%
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount
redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before
Waiver)[1] Expenses That are Deducted From
Fund Assets (as percentage of average net assets)	Class A	Class B

Management Fee[2]	0.75%	0.75%
Distribution (12b-1) Fee	0.25%	0.75%
Shareholder Services Fee	None	0.25%
Other Expenses	0.38%	0.38%
Total Annual Fund Operating Expenses	1.38%	2.13%


1 Although not contractually obligated to do so, the Adviser will waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2001.

Total Waiver of Fund Expenses	0.45%	0.45%
Total Actual Annual Fund Operating Expenses
(after waiver)	0.93%	1.68%


2 The Adviser will voluntarily waive a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee that the Fund expects to pay (after the anticipated voluntary waiver) will be 0.30% for the fiscal year ending April 30, 2001.


Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A and B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A and B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$535	$819	$1,125	$1,991
Expenses assuming no redemption	$535	$819	$1,125	$1,991
Class B
Expenses assuming redemption	$716	$967	$1,344	$1,912
Expenses assuming no redemption	$216	$667	$1,144	$1,912

Principal Securities in Which the Fund Invests

[Graphic Representation Omitted - See Appendix]

Fixed Income Securities

Fixed income securities pay interest, dividends or distrib- utions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as apercentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.


The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.


Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt secu- rities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated secu- rities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

The Fund may invest in commercial paper. Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage Backed Securities

The mortgage backed securities which may be held by the Fund represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. The Fund will only invest in CMOs which, at the time of purchase, are rated AAA by a nationally recognized statistical rating organization ("NRSRO") or are of comparable quality as determined by the Adviser, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which is difficult to predict and will vary among pools.

Asset Backed Securities


The Fund may invest in asset backed securities. Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of notes or pass-through certificates. Asset backed securities have prepayment risks.


Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based in part upon its credit enhancement.

Certain of the Fund’s investments may be credit enhanced. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Portfolio Turnover

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Specific Risks of Investing in the Fund

[Graphic Representation Omitted - See Appendix]

Credit Risks

. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

. Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

. Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities held by the Fund. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.

. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

. Generally, mortgage backed securities compensate for greater prepay ment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

Interest Rate Risks

. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

What Do Shares Cost?

[Graphic Representation Omitted - See Appendix]

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Shares of the Fund are sold at net asset value (NAV). When the Fund receives your transaction request in proper form, it is processed at the next calculated NAV plus any applicable front-end sales charge (public offering price). Investors who purchase, redeem or exchange through a financial intermediary may be charged a service fee by that financial intermediary. Financial intermediaries are authorized to accept purchase and redemption orders from their customers on behalf of the Fund. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the last sale price on a national securities exchange, if available, and otherwise, as determined by an independent pricing service. Short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board of Trustees (Board).

Class A Shares are sold at NAV plus a front-end sales charge as follows:

Sales Charge When You Purchase

Class A Shares
	Sales Charge
	as a Percentage	Sales Charge
Purchase Amount	of Public	as a Percentage
	Offering Price	of NAV
Less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $750,000	1.75%	1.78%
$750,000 but less than $1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%

The minimum initial investment is $1,000. Subsequent investments must be in the amounts of at least $100.

The sales charge at purchase may be reduced or eliminated by:

. purchasing Shares in greater quantities to reduce the applicable sales charge;

. combining concurrent purchases of Shares:

-by you, your spouse, and your children under age 21; or

-of the same share class of two or more Independence One Funds (other than money market funds);

. accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

. signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

. within 120 days of redeeming Shares of an equal or lesser amount;

. by exchanging shares from the same share class of another Independence One Fund (other than a money market fund);

. on Shares purchased through entities having no transaction fee agree ments with Michigan National;

. through investment professionals that receive no portion of the sales charge; or

. as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge as described above, you or your investment professional should notify the Fund’s Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

Sales Charge When You Redeem

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class B Shares
Shares Held Up to:	CDSC
1 year	5.0%
2 years	4.0%
3 years	3.0%
4 years	3.0%
5 years	2.0%
6 years	1.0%
7 years or more	0.0%

Class B Shares will automatically convert into Class A Shares after six full years from the purchase date. This conversion is a non-taxable event.

You will not be charged a CDSC when redeeming Shares:

. purchased with reinvested dividends or capital gains;

. that you exchanged into the same share class of another Independence One Fund as long as the Shares were held for the applicable CDSC holding period; purchased through investment professionals who did not receive advanced sales payments;

. if, after you purchase Shares, you become disabled as defined by the IRS;

. if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

. if your redemption is a required retirement plan distribution; or

. upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

. Shares that are not subject to a CDSC; and

. Shares held the longest, other than a money market fund, (to determine the number of years your Shares have been held, include the time you held shares of other Independence One Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares and Trust Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A and B Shares. Each Share class has different sales charges and other expenses, which affect its performance. Contact your investment professional or call 1-800-334-2292 for more information concerning the other class.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions, corporations, fiduciaries and individuals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Rule 12B-1 Plan (Class A Shares and Class B Shares)

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund’s Class A and B Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

[Graphic Representation Omitted - See Appendix]

You may purchase Shares through Michigan National Bank and Independence One Brokerage Services, Inc. ("Independence One"), or through brokers or dealers which have a sales agreement with the Distributor. The Fund reserves the right to reject any request to purchase or exchange Shares.

[Graphic Representation Omitted - See Appendix]

Through an Investment Professional

. Establish an account with the investment professional; and

. Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the public offering price if the investment professional forwards the order to the Fund before 5:00 p.m. on the same day and the Fund receives payment within three business days.

[Graphic Representation Omitted - See Appendix]

Through Michigan National Bank or Independence One

. Establish your account with the Fund by calling toll free 1-800-334-2292; and

. Send your payment to the Fund by Federal Reserve wire or check.

Orders must be received by 4:00 (Eastern time) in order for Shares to be purchased at that day’s price. For Shares purchased directly from the Distributor, payment by wire or check must be received within three business days.

[Graphic Representation Omitted - See Appendix]

By Wire

Place your order with an investment professional or call 1-800-334-2292 and send your wire to:

Federated Shareholder Services Company c/o
Michigan National Bank
Farmington Hills, MI
Dollar Amount of Wire
For Credit to: Independence One Fixed Income Fund
Account Number: 6856238933
ABA Number: 072000805
Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

[Graphic Representation Omitted - See Appendix]

Make your check payable to "Independence One Fixed Income Fund", note your account number on the check, and mail it to:

Independence One Mutual Funds
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or the Fund).

Through an Exchange


You may purchase Shares through an exchange from the same Share Class of Independence One Equity Plus Fund or Class K Shares of Independence One Prime Money Market Fund. In addition, you may purchase Class A Shares through an exchange from shares of Federated Michigan Intermediate Municipal Trust. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations. Class B Share exchanges will not be subject to a CDSC. However, if a shareholder redeems the exchangedfor shares within six years of the original purchase of Class B Shares, a CDSC will be imposed. For purposes of computing the CDSC fee, the length of time a shareholder has owned Class B Shares will be measured from the date of the original purchase and will not be affected by the exchange.


[Graphic Representation Omitted - See Appendix]

By Systematic Investment Program

Once you have opened an account, you may automatically purchase additional Shares on a regular basis in a minimum amount of $100. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

By Automated Clearing House (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

Retirement Investments

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

[Graphic Representation Omitted - See Appendix]

You should redeem or exchange Shares:

. through an investment professional if you purchased Shares through an investment professional; or

. through Michigan National Bank or Independence One.

[Graphic Representation Omitted - See Appendix]

Through an Investment Professional

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

[Graphic Representation Omitted - See Appendix]

Through Michigan National Bank or Independence One

By Telephone

You may redeem or exchange Shares by calling 1-800-334-2292 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

[Graphic Representation Omitted - See Appendix]

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund through Michigan National Bank, Independence One or an authorized broker. Shareholders redeeming or exchanging through an authorized broker should mail requests directly to the broker. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Redemption or exchange requests through Michigan National Bank or Independence One should be sent to:

Independence One/R/ Mutual Funds
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

All requests must include:

. Fund Name, account number and account registration;

. amount to be redeemed or exchanged;

. signatures of all shareholders exactly as registered; and

. if exchanging, the Fund Name, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

. your redemption will be sent to an address other than the address of record;

. your redemption will be sent to an address of record that was changed within the last 30 days;

. a redemption is payable to someone other than the shareholder(s) of record; or

. if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

. an electronic transfer to your account at a financial institution that is an ACH member; or

. wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

. to allow your purchase to clear;

. during periods of market volatility; or

. when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

Redemptions from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchange Privileges


You may exchange Shares of the Fund into the same share class of Independence One Equity Plus Fund or Class K Shares of Independence One Prime Money Market Fund. In addition, you may exchange Class A Shares of the Fund into Federated Michigan Intermediate Municipal Trust. Shareholders of the Fund have access to these funds ("participating funds") through an exchange program.


To execute an order to exchange, you must:

. ensure that the account registrations are identical;

. meet any minimum initial investment requirements; and

. receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund’s management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other participating funds.

[Graphic Representation Omitted - See Appendix]

Systematic Withdrawal Program

Shareholders may automatically redeem Shares in an amount directed by the shareholder on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. To apply for participation in this program, contact Michigan National Bank at 1-800-334-2292. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Account and Share Information

[Graphic Representation Omitted - See Appendix]

Additional Conditions

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Dividends and Capital Gains

The Fund declares and pays dividends monthly. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, nonretirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

Tax Information

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

[Graphic Representation Omitted - See Appendix]

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Michigan National Bank. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan, 48333-9065.

Michigan National Bank, a national banking association, is a wholly owned subsidiary of Michigan National Corporation ("MNC"). MNC is a wholly owned subsidiary of National Australia Bank Limited, which is a transnational banking organization, headquartered in Melbourne, Australia. Through its subsidiaries and affiliates, MNC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division of Michigan National Bank (the "Trust Division") have managed custodial assets totaling $9 billion. Of this amount, IOCM and the Trust Division have investment discretion over $1.7 billion.

Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.

The Fund’s portfolio manager is Bruce Beaumont. Mr. Beaumont has been Vice President and Portfolio Manager for Michigan National Bank and IOCM in Farmington Hills since 1994. Mr. Beaumont has been responsible for management of the Fund’s portfolio since February 1998. He joined Michigan National Bank in 1987 and served as Vice President—Head Government Bond Trader until 1994. He earned his BA from Alma College and a MBA from Northwestern University. Mr. Beaumont is a Chartered Financial Analyst and a Certified Public Accountant.

Advisory Fees

The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

[Graphic Representation Omitted - See Appendix]

Financial Highlights

The Fund’s fiscal year end is April 30. As this is the Fund’s Class A and B Shares first fiscal year, financial information is not yet available.

A Statement of Additional Information (SAI) dated May 1, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Trust Shares Semi-Annual Report and will be contained in the Class A and B Shares Annual Report as soon as it becomes available. The Annual Report’s Management Discussion & Analysis discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-334-2292.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Independence One/R/

Mutual Funds

Independence One
Fixed Income Fund

Class A Shares
Class B Shares

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752

Cusip 453777 78 1
Cusip 453777 77 3

25336


Federated Securities Corp., Distributor


Investment Adviser

[Graphic Representation Omitted - See Appendix]

[Graphic Representation Omitted - See Appendix]

                          INDEPENDENCE ONE MUTUAL FUNDS

                       INDEPENDENCE ONE FIXED INCOME FUND

                                 CLASS A SHARES

                                 CLASS B SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                               MAY 1, 2000

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the Class A and Class B Share prospectus of the
Independence One Fixed Income Fund dated  May 1, 2000.  Obtain the prospectus without charge by calling 1-800-334-2292.

    CONTENTS

==============================================================================

    ADDRESSES....................................................BACK COVER

    Federated     Securities     Corp.,
    Distributor,
    subsidiary of Federated  Investors,
    Inc.

    245338 (5/00)

HOW IS THE FUND ORGANIZED?

==============================================================================

Independence One Mutual Funds (Trust) is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 9, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers eight portfolios: Independence One Prime Money Market Fund (Class K Shares and Class Y
Shares), Independence One U.S. Treasury Money Market Fund (Class K Shares) and
Independence One Michigan Municipal Cash Fund (Class K Shares) (the "Money
Market Funds"); Independence One U.S. Government Securities Fund (Class K
Shares), Independence One Fixed Income Fund (Class A Shares, Class B Shares and
Trust Shares) (the "Income Funds"); and Independence One Equity Plus Fund (Class
A Shares, Class B Shares and Trust Shares), Independence One Small Cap Fund
(Class Y Shares) and Independence One International Equity Fund (Class Y Shares)
(the "Equity Funds"). This SAI relates to Class A Shares and Class B Shares of
Independence One Fixed Income Fund only.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

The following tables indicate which types of securities are a: o P = PRINCIPAL investment of the Fund; o A = ACCEPTABLE (but not principal) investment of the
Fund; or o N = NOT AN ACCEPTABLE investment of the Fund.

--------------------------------------
SECURITIES                  FIXED
                         INCOME FUND

--------------------------------------
COMMON STOCKS                 N
--------------------------------------
PREFERRED STOCKS              N
--------------------------------------
WARRANTS                      A
--------------------------------------
--------------------------------------
WORLD EQUITY BENCHMARK        N
SHARES

--------------------------------------
--------------------------------------
OPTIMIZED PORTFOLIOS AS       N
LISTED SECURITIES

--------------------------------------
--------------------------------------
TREASURY SECURITIES           P
--------------------------------------
--------------------------------------
AGENCY SECURITIES             P
--------------------------------------
--------------------------------------
CORPORATE DEBT                P
SECURITIES(1)

--------------------------------------
--------------------------------------
COMMERCIAL PAPER (2)          A
--------------------------------------
--------------------------------------
DEMAND INSTRUMENTS            A
--------------------------------------
--------------------------------------
MUNICIPAL SECURITIES          N
--------------------------------------
--------------------------------------
MORTGAGE BACKED               A
SECURITIES
--------------------------------------
--------------------------------------
COLLATERALIZED MORTGAGE       A
OBLIGATIONS

--------------------------------------
--------------------------------------
ASSET BACKED SECURITIES       A

--------------------------------------
--------------------------------------
ZERO COUPON SECURITIES        A
--------------------------------------
--------------------------------------
BANK INSTRUMENTS              A
--------------------------------------
--------------------------------------
CREDIT ENHANCEMENT            A
--------------------------------------
--------------------------------------
CONVERTIBLE SECURITIES        A

--------------------------------------
--------------------------------------
TAX EXEMPT SECURITIES         N
--------------------------------------
--------------------------------------
GENERAL OBLIGATION BONDS      N

--------------------------------------
--------------------------------------
SPECIAL REVENUE BONDS         N
--------------------------------------
--------------------------------------
PRIVATE ACTIVITY BONDS        N
--------------------------------------
--------------------------------------
MUNICIPAL NOTES               N
--------------------------------------
--------------------------------------
VARIABLE RATE DEMAND          N
INSTRUMENTS

--------------------------------------
--------------------------------------
MUNICIPAL LEASES              N
--------------------------------------
--------------------------------------
FOREIGN SECURITIES            N
--------------------------------------
--------------------------------------
FOREIGN EXCHANGE              N
CONTRACTS

--------------------------------------
--------------------------------------
FOREIGN GOVERNMENT            N
SECURITIES

                         -------------
--------------------------------------
DEPOSITARY RECEIPTS           N
--------------------------------------
--------------------------------------
DERIVATIVES                   A
--------------------------------------
--------------------------------------
FUTURES CONTRACTS             A
--------------------------------------
--------------------------------------
OPTIONS                       A
--------------------------------------
--------------------------------------
REPURCHASE AGREEMENTS         A
--------------------------------------
--------------------------------------
REVERSE REPURCHASE            A
AGREEMENTS

--------------------------------------
--------------------------------------
DELAYED DELIVERY              A
TRANSACTIONS (3)

--------------------------------------
--------------------------------------
SECURITIES LENDING            A
--------------------------------------
--------------------------------------
INVESTING IN SECURITIES       A
OF OTHER INVESTMENT
COMPANIES

--------------------------------------

------------------------------------------------------------------------------

1. The Fund may invest in corporate debt obligations rated Aaa, Aa, or A by
Moody's Investor's Service, Inc. ("Moody's"), or A by Standard & Poor's (S&P)
and Fitch IBCA, Inc. ("Fitch), or if unrated, of comparable quality as determined by the investment adviser.

2. The commercial paper in which the Fund invests will be rated A-1 by S&P, P-1 by Moody's, or F-1 by Fitch. 3. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the value of its respective total assets.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

   TREASURY SECURITIES

   Treasury securities are direct obligations of the federal government of the
   United States. Treasury securities are generally regarded as having the lowest credit risks.

   AGENCY SECURITIES

   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
   United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few
   GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage

   CORPORATE DEBT SECURITIES

   Corporate debt securities are fixed income securities issued by businesses.
   Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
   securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

      COMMERCIAL PAPER

      Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

      DEMAND INSTRUMENTS

      Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   MORTGAGE BACKED SECURITIES

   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

      COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

      CMOs, including interests in real estate mortgage investment conduits
      (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

         SEQUENTIAL CMOS

         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay
         CMOs reduces the prepayment risks of subsequent classes.

         PACS, TACS AND COMPANION CLASSES

         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.
         This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOS AND POS

         CMOs may allocate interest payments to one class (Interest Only or IOs)
         and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         FLOATERS AND INVERSE FLOATERS

         Another variant allocates interest payments between two classes of
         CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters)
         receives any remaining interest payments from the underlying mortgages.
         Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the
         Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z CLASSES AND RESIDUAL CLASSES

         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off.
         Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

   ASSET BACKED SECURITIES

   Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   ZERO COUPON SECURITIES

   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

   There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

BANK INSTRUMENTS

Bank  instruments are unsecured  interest  bearing  deposits with banks.  Bank instruments include bank accounts, time deposits,  certificates of deposit and banker's  acceptances.  Yankee instruments are denominated in U.S. dollars and
issued  by  U.S.  branches  of  foreign  banks.   Eurodollar  instruments  are
denominated  in U.S.  dollars  and  issued by  non-U.S.  branches  of U.S.  or foreign banks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based in part upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks.
OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

   FUTURES CONTRACTS

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

   The Fund may buy and sell stock index futures contracts, financial futures and futures on portfolio securities and may buy and sell financial futures contracts.

   OPTIONS

   Options are rights to buy or sell an underlying asset for a specified price
   (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Fund may:

   Buy call options on portfolio securities and on financial futures contracts in anticipation of an increase in the value of the underlying asset;

   Buy put options on portfolio securities and on financial futures contracts in anticipation of a decrease in the value of the underlying asset; and

   Buy or write options to close out existing options positions.

   The Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

SPECIAL TRANSACTIONS

   REPURCHASE AGREEMENTS

   Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agree to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to counterparty risks.

   REVERSE REPURCHASE AGREEMENTS

   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to counterparty risks.

   DELAYED DELIVERY TRANSACTIONS

   Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

   SECURITIES LENDING

   The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Fund or the borrower.
   The Fund will not have the right to vote on securities while they are on loan, but they will terminate a loan in anticipation of any important vote.
   The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to market risks and counterparty risks. These transactions create leverage risks.

   ASSET COVERAGE

   In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the
   Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's risks are described below.

CREDIT RISKS

o  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the
   Fund will lose money.

o  Many fixed income securities receive credit ratings from services such as
   Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, The Fund must rely entirely upon the Adviser's credit assessment.

o  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity
   (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

o  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CALL RISKS

o  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.
   An increase in the likelihood of a call may reduce the security's price.

o  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

o  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancing decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

o  Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions.
   A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

o  The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

   The Fund will not sell any securities short or purchase any securities on margin but may obtain such short- term credits as may be necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

   The Fund will not issue senior securities except that it may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its respective total assets, including the amounts borrowed. The
   Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its respective total assets are outstanding.

CONCENTRATION OF INVESTMENTS

   The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

UNDERWRITING

   The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

   The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness or other debt securities, and purchasing variable rate demand notes, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

PLEDGING ASSETS

   The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contract and related options, and segregation or collateral arrangements made in connection with options activities. The purchase of securities on a when-issued basis is not deemed to be a pledge of assets.

INVESTING IN REAL ESTATE

   The Fund will not purchase or sell real estate, including limited partnership interests, although they may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR COMMODITY FUTURES CONTRACTS

   The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving futures contracts and related options.

DIVERSIFICATION OF INVESTMENTS

   With respect to 75% of the value of its assets, the Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than
   10% of the outstanding voting securities of any one issuer.

------------------------------------------------------------------------------
The above Investment Limitations cannot be changed unless authorized by the
"vote of a majority of its outstanding voting securities," as defined by the
Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

------------------------------------------------------------------------------

INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

   The Fund will not invest more than 15% of the value of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable fixed time deposits with maturities over seven days.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

   The Fund can acquire up to 3 % of the total outstanding stock of other investment companies, and may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

   These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. Nor are they applicable to securities of investment companies that have been exempted from registration under the 1940 Act.

INVESTING IN PUT OPTIONS

   The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the
   Fund's total assets would be invested in premiums on open put option positions.

WRITING COVERED CALL OPTIONS

   The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

PURCHASING SECURITIES TO EXERCISE CONTROL

   The Fund will not purchase securities of a company for purpose of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of the Fund's policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

 The market values of the Fund's portfolio securities are determined as follows:

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

   for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

      for all other  securities  at fair value as  determined in good faith by the  Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

==============================================================================
You can purchase, redeem or exchange Fund shares any day the New York Stock
Exchange (NYSE) is open. The Fund's net asset value (NAV) per Shares fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each Share class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more
Independence One Funds in calculating the applicable sales charge.

LETTER OF INTENT -  CLASS A SHARES

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a
Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o     following the death or post-purchase disability, as defined in Section
  72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o     representing minimum required distributions from an Individual
  Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o     of Shares that represent a reinvestment of dividends and capital gains;

o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o     representing a portion of proceeds attributable to increases in value of the account due to increases in the net asset value per share;

o     which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

o     which are qualifying redemptions of Class B Shares under a Systematic
  Withdrawal Program.

HOW IS THE FUND SOLD?

==============================================================================
Under the  Distributor's  Contract with the Fund, the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN  (CLASS A SHARES AND CLASS B SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers)
for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Fund may compensate the
Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule
12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES (CLASS B SHARES)

With respect to Class B Shares, the Fund may pay Michigan National Bank for
providing shareholder services and maintaining shareholder accounts. Michigan
National Bank may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor (these fees do not come out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell;
the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases Class B Shares, the investment professional may receive an amount up to 5.00% of the NAV of Class
B Shares.


EXCHANGING SECURITIES FOR FUND SHARES

==============================================================================
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it value its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

==============================================================================
Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

==============================================================================
Although the Fund intends to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

==============================================================================
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

==============================================================================

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of March 31 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Trust Shares:

Pierson & Co., Farmington Hills, MI, owned approximately 8,859,283 Trust
Shares (92.15%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

==============================================================================

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?
==============================================================================

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of eight funds.

As of March 31, 2000, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act. A pound sign (#) denotes a Member of the Board's
Executive Committee, which handles the Board's responsibilities between its meetings.

NAME

BIRTH DATE                                                     ------------
ADDRESS               PRINCIPAL OCCUPATIONS                    AGGREGATE

--------------------  FOR PAST FIVE YEARS                      ------------
POSITION WITH TRUST                                            COMPENSATION

                                                                      FROM TRUST

ROBERT E. BAKER       Retired; formerly, Vice Chairman,             $16,000
--------------------  Chrysler Financial Corporation.
Birth Date: May 6,
1930

4327 Stoneleigh
Road
Bloomfield Hills,

MI
TRUSTEE

--------------------  Managing Partner, Berry Enterprises;     ------------
HAROLD BERRY          Chairman, Independent Sprinkler               $16,000
Birth Date:           Companies, Inc.; Chairman, Berry
September 17, 1925    Ziegelman & Company.
290 Franklin Center
29100 Northwestern
Highway

Southfield, MI

TRUSTEE

--------------------  President, Forbes/Cohen Properties,      ------------
NATHAN FORBES*        President and Partner, The Forbes             $16,000
Birth Date:           Company.
December 5, 1962
1945 Long Point
Drive
Bloomfield Hills, MI

TRUSTEE

--------------------  Chairman, Nederlander Enterprises        ------------
HARRY J.                                                            $16,000
NEDERLANDER#
Birth Date:

September 5, 1917
231 S. Old
Woodward, Suite 219
Birmingham, MI
TRUSTEE

--------------------  President and Executive Administrator    ------------
THOMAS S. WILSON#     of the Detroit Pistons; President and         $16,000
Birth Date: October   CEO, Palace Sports Entertainment.
8, 1949

Two Championship
Drive
Auburn Hills, MI

TRUSTEE

--------------------  President, Executive Vice President      ------------
EDWARD C. GONZALES    and Treasurer of some of the Funds in              $0
Birth Date: October   the Federated Fund Complex; Vice
22, 1930              Chairman, Federated Investors, Inc.;
Federated Investors   Trustee, Federated Administrative
Tower                 Services;     formerly: Trustee or
1001 Liberty Avenue   Director of some of the Funds in the
Pittsburgh, PA        Federated Fund Complex; CEO and
PRESIDENT AND         Chairman, Federated Administrative
TREASURER             Services; Vice President, Federated
                         Investment Management Company,

                        Federated Investment Counseling,

                     Federated Global Investment Management

                       Corp. and Passport Research, Ltd.;

                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.
---------------------------------------------------------------------------
JEFFREY W. STERLING   Treasurer of the Federated Fund                    $0
Birth Date:           Complex; Vice President - Funds
February 5, 1947      Financial Services Division, Federated
Federated Investors   Investors, Inc.; formerly: various
Tower                 management positions within Funds
1001 Liberty Avenue   Financial Services Division of
Pittsburgh, PA        Federated Investors, Inc.
VICE PRESIDENT AND
ASSISTANT TREASURER
---------------------------------------------------------------------------
C. GRANT ANDERSON     Corporate Counsel, Federated                      a$0
--------------------  Investors, Inc.
Birth Date:
November 6, 1940
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA

SECRETARY

----------------------------------------------------------------------------

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative
Services provides these at the following annual rate of the average aggregate daily net assets of the Trust as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY NET ASSETS OF THE ADMINISTRATIVE FEE TRUST 0.150
of 1% on the first $250 million 0.125 of 1% on the next $250 million 0.100 of 1%
on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least $50,000 per portfolio. Federated Administrative Services may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

------------------------------------------------------------------------------

Federated Administrative Services also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on the Fund's assets plus out-of-pocket expenses.

CUSTODIAN

Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Michigan
National Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, KPMG LLP, plans and performs their audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatements.

FEES PAID BY THE FUND FOR SERVICES

-------------------------------------------------------------------------------------------
                     ADVISORY FEE PAID/        SUB-ADVISORY FEE      ADMINISTRATIVE FEE

TRUST SHARES         ADVISORY FEE WAIVED             PAID/                  PAID/
                                               SUB-ADVISORY FEE      ADMINISTRATIVE FEE
                                                    WAIVED                 WAIVED

                                             ----------------------------------------------
                 --------------------------------------------------------------------------
                  FOR THE FISCAL YEAR ENDED   FOR THE FISCAL YEAR    FOR THE FISCAL YEAR
                          APRIL 30,                  ENDED                  ENDED
                                                   APRIL 30,              APRIL 30,
                 --------------------------------------------------------------------------
                 --------------------------------------------------------------------------
                   1999     1998     1997     1999   1998    1997    1999    1998    1997
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                 $608,131/$574,565/$500,293/ N/A    N/A     N/A    $82,964/ $81,673/$72,776/
FIXED INCOME     $372,219 $383,043 $333,528                        $0       $0      $0
FUND

-------------------------------------------------------------------------------------------

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

==============================================================================
The Fund may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of the Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The yield and effective yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o     references  to ratings,  rankings,  and  financial  publications  and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information  about the mutual fund  industry  from  sources  such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

      LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.
  From time to time, a Fund will quote its ranking from its respective Lipper category in advertising and sales literature.

      MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ listed mutual funds of all types, according to their risk-adjusted returns.
  The maximum rating is five stars, and ratings are effective for two weeks.

      LEHMAN BROTHERS GOVERNMENT BOND INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Lehman Brothers Government/Corporate
  (Total) Index is comprised of approximately 5,000 issues which include:
  non-convertible bonds publicly issued by the U.S. government or its agencies;
  corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

INVESTMENT RATINGS

==============================================================================

STANDARD & POOR'S (S&P) LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTOR SERVICES LONG-TERM DEBT RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated
F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards.
Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

ADDRESSES

INDEPENDENCE ONE MUTUAL FUNDS

FIXED INCOME FUND

Class A Shares
Class B Shares

5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Michigan National Bank
27777 Inkster Road

Mail Code 10-30
Farmington Hills, Michigan 48333-9065

CUSTODIAN

Michigan National Bank
27777 Inkster Road

Mail Code 10-30
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS

KPMG LLP

99 High Street
Boston, MA 02110-2371

                                                             Cusip 453777 78 1
                                                             Cusip 453777 77 3

                                    APPENDIX

Independence One Equity Plus Fund Bar Chart

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Independence One Equity Plus Fund's Trust Shares as of
the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 5% up to 35%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's Trust Shares start of business through the calendar year ended 1999. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Trust Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1999, The percentages noted are: 24.48%, 28.69%, 31.64% and
31.22%.

Independence One Fixed Income Fund Bar Chart

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Independence One Fixed Income Fund's Trust Shares as of
the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "-1%" and increasing in increments of 1% up to 8%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's Trust Shares start of business through the calendar year ended 1999. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Trust Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1999, The percentages noted are: 3.45%, 7.47%, 7.77% and
-0.27%.